Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Popular U.S. Government Money Market Fund, LLC
Entity Central Index Key	0001947660
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000248258
Shareholder Report [Line Items]
Class Name	A Non-Withholding
Trading Symbol	MMTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Non-Withholding Shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,511,193,660
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 3,138,484
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2026

Table Summary
Total Net Assets	$1,511,193,660
# of Portfolio Holdings	11
Investment Advisory Fees (Net of fees waived)	$3,138,484

Holdings [Text Block]

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Daily	67.0%
Weekly (Excludes Daily)	33.0%

Largest Holdings [Text Block]

Top Ten Holdings as of 6/30/2026

(% of total investments)

Table Summary
U.S. Treasury Bill 07/02/2026	20.04%
Federal National Mortgage Association 07/01/2026	12.80%
Federal National Mortgage Association 07/06/2026	11.65%
U.S. Treasury Bill 07/07/2026	10.06%
U.S. Treasury Bill 07/09/2026	10.05%
Federal Home Loan Mortgage Corporation 07/06/2026	8.57%
Federal Home Loan Mortgage Corporation 07/08/2026	8.11%
Federal Home Loan Mortgage Corporation 07/01/2026	7.46%
South Street Securities Repurchase Agreement 07/01/2026	6.60%
Tennessee Valley Authority 07/08/2026	4.09%

C000243299
Shareholder Report [Line Items]
Class Name	A Withholding
Trading Symbol	MMYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Withholding Shares	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,511,193,660
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 3,138,484
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2026

Table Summary
Total Net Assets	$1,511,193,660
# of Portfolio Holdings	11
Investment Advisory Fees (Net of fees waived)	$3,138,484

Holdings [Text Block]

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Daily	67.0%
Weekly (Excludes Daily)	33.0%

Largest Holdings [Text Block]

Top Ten Holdings as of 6/30/2026

(% of total investments)

Table Summary
U.S. Treasury Bill 07/02/2026	20.04%
Federal National Mortgage Association 07/01/2026	12.80%
Federal National Mortgage Association 07/06/2026	11.65%
U.S. Treasury Bill 07/07/2026	10.06%
U.S. Treasury Bill 07/09/2026	10.05%
Federal Home Loan Mortgage Corporation 07/06/2026	8.57%
Federal Home Loan Mortgage Corporation 07/08/2026	8.11%
Federal Home Loan Mortgage Corporation 07/01/2026	7.46%
South Street Securities Repurchase Agreement 07/01/2026	6.60%
Tennessee Valley Authority 07/08/2026	4.09%

C000248259
Shareholder Report [Line Items]
Class Name	Institutional Non-Withholding
Trading Symbol	MMGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Institutional Non-Withholding Shares	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,511,193,660
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 3,138,484
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2026

Table Summary
Total Net Assets	$1,511,193,660
# of Portfolio Holdings	11
Investment Advisory Fees (Net of fees waived)	$3,138,484

Holdings [Text Block]

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Daily	67.0%
Weekly (Excludes Daily)	33.0%

Largest Holdings [Text Block]

Top Ten Holdings as of 6/30/2026

(% of total investments)

Table Summary
U.S. Treasury Bill 07/02/2026	20.04%
Federal National Mortgage Association 07/01/2026	12.80%
Federal National Mortgage Association 07/06/2026	11.65%
U.S. Treasury Bill 07/07/2026	10.06%
U.S. Treasury Bill 07/09/2026	10.05%
Federal Home Loan Mortgage Corporation 07/06/2026	8.57%
Federal Home Loan Mortgage Corporation 07/08/2026	8.11%
Federal Home Loan Mortgage Corporation 07/01/2026	7.46%
South Street Securities Repurchase Agreement 07/01/2026	6.60%
Tennessee Valley Authority 07/08/2026	4.09%

C000243300
Shareholder Report [Line Items]
Class Name	Institutional Withholding
Trading Symbol	MMFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional Withholding Shares	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,511,193,660
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 3,138,484
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2026

Table Summary
Total Net Assets	$1,511,193,660
# of Portfolio Holdings	11
Investment Advisory Fees (Net of fees waived)	$3,138,484

Holdings [Text Block]

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Daily	67.0%
Weekly (Excludes Daily)	33.0%

Largest Holdings [Text Block]

Top Ten Holdings as of 6/30/2026

(% of total investments)

Table Summary
U.S. Treasury Bill 07/02/2026	20.04%
Federal National Mortgage Association 07/01/2026	12.80%
Federal National Mortgage Association 07/06/2026	11.65%
U.S. Treasury Bill 07/07/2026	10.06%
U.S. Treasury Bill 07/09/2026	10.05%
Federal Home Loan Mortgage Corporation 07/06/2026	8.57%
Federal Home Loan Mortgage Corporation 07/08/2026	8.11%
Federal Home Loan Mortgage Corporation 07/01/2026	7.46%
South Street Securities Repurchase Agreement 07/01/2026	6.60%
Tennessee Valley Authority 07/08/2026	4.09%